FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Aug. 31, 2013
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative Instruments (Notional Amounts)
The notional amounts of the company’s derivative instruments outstanding as of Aug. 31, 2013, and Aug. 31, 2012, were as follows:

	As of Aug. 31,
(Dollars in millions)	2013	2012
Derivatives Designated as Hedges:
Foreign exchange contracts	$261	$397
Commodity contracts	872	590
Total Derivatives Designated as Hedges	$1,133	$987
Derivatives Not Designated as Hedges:
Foreign exchange contracts	$1,188	$949
Commodity contracts	217	357
Interest rate contracts	—	161
Total Derivatives Not Designated as Hedges	$1,405	$1,467

Fair Values of Derivative Instruments
The net presentation of the company’s derivative instruments outstanding were as follows:

	As of Aug. 31, 2013
(in millions)	Gross Amounts Recognized	Gross Amounts Offset in the Statement of Consolidated Financial Position	Net Amounts Included in the Statement of Consolidated Financial Position	Collateral Pledged	Net Amounts Reported in the Statement of Consolidated Financial Position	Other Items Included in the Statement of Consolidated Financial Position	Statement of Consolidated Financial Position Balance
Asset Derivatives:
Trade receivables, net
Derivatives not designated as hedges:
Commodity contracts(1)	$1	$(6)	$(5)	$5	$—
Total trade receivables, net	1	(6)	(5)	5	—	$1,715	$1,715
Miscellaneous receivables
Derivatives designated as hedges:
Foreign exchange contracts	3	—	3	—	3
Derivatives not designated as hedges:
Foreign exchange contracts	2	—	2	—	2
Commodity contracts	4	—	4	—	4
Total miscellaneous receivables	9	—	9	—	9	739	748
Other current assets
Derivatives designated as hedges:
Commodity contracts(1)	9	(61)	(52)	52	—
Derivatives not designated as hedges:
Commodity contracts(1)	5	(4)	1	—	1
Total other current assets	14	(65)	(51)	52	1	165	166
Other assets
Derivatives designated as hedges
Commodity contracts(1)	—	(9)	(9)	9	—
Total other assets	—	(9)	(9)	9	—	496	496
Total Asset Derivatives	$24	$(80)	$(56)	$66	$10
Liability Derivatives:
Trade receivables, net
Derivatives not designated as hedges:
Commodity contracts(1)	$6	$(6)	$—	$—	$—
Total trade receivables, net	6	(6)	—	—	—
Other current assets
Derivatives designated as hedges:
Commodity contracts(1)	61	(61)	—	—	—
Derivatives not designated as hedges:
Commodity contracts(1)	4	(4)	—	—	—
Total other current assets	65	(65)	—	—	—
Other assets
Derivatives designated as hedges:
Commodity contracts(1)	9	(9)	—	—	—
Total other assets	9	(9)	—	—	—
Miscellaneous short-term accruals
Derivatives designated as hedges:
Foreign exchange contracts	1	—	1	—	1
Commodity contracts	4	—	4	—	4
Derivatives not designated as hedges:
Foreign exchange contracts	7	—	7	—	7
Total miscellaneous short-term accruals	12	—	12	—	12	$800	$812
Other liabilities
Derivatives designated as hedges:
Commodity contracts	1	—	1	—	1
Total other liabilities	1	—	1	—	1	381	382
Total Liability Derivatives	$93	$(80)	$13	$—	$13

(1)
As allowed by the Derivatives and Hedging topic of the ASC, commodity derivative assets and liabilities have been offset by collateral subject to an enforceable master netting arrangement or similar arrangement. Therefore, these commodity contracts that are in an asset or liability position are included in asset accounts within the Statements of Consolidated Financial Position.

	As of Aug. 31, 2012
(in millions)	Gross Amounts Recognized	Gross Amounts Offset in the Statement of Consolidated Financial Position	Net Amounts Included in the Statement of Consolidated Financial Position	Collateral Pledged	Net Amounts Reported in the Statement of Consolidated Financial Position	Other Items Included in the Statement of Consolidated Financial Position	Statement of Consolidated Financial Position Balance
Asset Derivatives:
Trade receivables, net
Derivatives not designated as hedges:
Commodity contracts(1)	$12	$(6)	$6	$—	$6
Total trade receivables, net	12	(6)	6	—	6	$1,891	$1,897
Miscellaneous receivables
Derivatives designated as hedges:
Foreign exchange contracts	6	—	6	—	6
Derivatives not designated as hedges:
Foreign exchange contracts	5	—	5	—	5
Commodity contracts	7	—	7	—	7
Total miscellaneous receivables	18	—	18	—	18	602	620
Other current assets
Derivatives designated as hedges:
Commodity contracts	70	—	70	—	70
Derivatives not designated as hedges:
Commodity contracts(1)	4	(6)	(2)	2	—
Total other current assets	74	(6)	68	2	70	113	183
Other assets
Derivatives designated as hedges
Commodity contracts	16	—	16	—	16
Total other assets	16	—	16	—	16	586	602
Total Asset Derivatives	$120	$(12)	$108	$2	$110
Liability Derivatives:
Trade receivables, net
Derivatives not designated as hedges:
Commodity contracts(1)	$6	$(6)	$—	$—	$—
Total trade receivables, net	6	(6)	—	—	—
Other current assets
Derivatives not designated as hedges:
Commodity contracts(1)	6	(6)	—	—	—
Total other current assets	6	(6)	—	—	—
Miscellaneous short-term accruals
Derivatives designated as hedges:
Foreign exchange contracts	3	—	3	—	3
Commodity contracts	7	—	7	—	7
Derivatives not designated as hedges:
Foreign exchange contracts	4	—	4	—	4
Commodity contracts	7	—	7	—	7
Total miscellaneous short-term accruals	21	—	21	—	21	$664	$685
Other liabilities
Derivatives designated as hedges:
Commodity contracts	3	—	3	—	3
Total other liabilities	3	—	3	—	3	612	615
Total Liability Derivatives	$36	$(12)	$24	$—	$24

(1)
As allowed by the Derivatives and Hedging topic of the ASC, commodity derivative assets and liabilities have been offset by collateral subject to an enforceable master netting arrangement or similar arrangement. Therefore, these commodity contracts that are in an asset or liability position are included in asset accounts within the Statements of Consolidated Financial Position.

Gains Losses of Derivative Instruments
The gains and losses on the company’s derivative instruments were as follows:

	Amount of Gain (Loss) Recognized in AOCL(1) (Effective Portion)			Amount of Gain (Loss) Recognized in Income(2)
	Year Ended Aug. 31,			Year Ended Aug. 31,
(Dollars in millions)	2013	2012	2011	2013	2012	2011	Income Statement Classification
Derivatives Designated as Hedges:
Fair value hedges:
Commodity contracts(5)				$—	$(29)	$(20)	Cost of goods sold
Cash flow hedges:
Foreign exchange contracts	$5	$2	$(16)	—	(4)	(12)	Net sales
Foreign exchange contracts	(5)	13	(20)	4	6	5	Cost of goods sold
Commodity contracts(3)	(123)	64	228	113	69	7	Cost of goods sold
Interest rate contracts(4)	—	(73)	(4)	(12)	(9)	(7)	Interest expense
Total Derivatives Designated as Hedges	(123)	6	188	105	33	(27)
Derivatives Not Designated as Hedges:
Foreign exchange contracts(6)				41	(21)	(9)	Other expense, net
Commodity contracts				(9)	6	2	Net sales
Commodity contracts				(2)	(19)	(1)	Cost of goods sold
Total Derivatives Not Designated as Hedges				30	(34)	(8)
Total Derivatives	$(123)	$6	$188	$135	$(1)	$(35)

(1)	Accumulated Other Comprehensive Loss (AOCL).

(2)
For derivatives designated as cash flow hedges under the Derivatives and Hedging topic of the ASC, this represents the effective portion of the gain (loss) reclassified from AOCL into income during the period.

(3)
Gain on commodity cash flow hedges includes a loss of $4 million, a gain of less than $1 million and a gain of $2 million from ineffectiveness for fiscal years 2013, 2012 and 2011, respectively. Additionally, the gain on commodity cash flow hedges includes a loss from discontinued hedges of $2 million for fiscal year 2012. There were no hedges discontinued in fiscal years 2013 or 2011.

(4)
Loss on interest rate contract cash flow hedges includes a loss of $1 million from ineffectiveness for fiscal year 2012. There was no ineffectiveness on interest rate contract cash flow hedges during fiscal years 2013 or 2011. No amounts were excluded from the assessment of hedge effectiveness during fiscal years 2013, 2012 or 2011.

(5)	Loss on fair value hedges includes a loss of less than $1 million, $3 million and $2 million from ineffectiveness for fiscal years 2013, 2012 and 2011, respectively.

(6)
Gain or loss on foreign exchange contracts not designated as hedges was offset by a foreign currency transaction loss of $129 million, a gain of $5 million and a loss of $40 million during fiscal years 2013, 2012 and 2011, respectively.